Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Summary of fair value of derivative instruments
Derivative asset, Fair value		$ 567	$ 1,200
Derivative liability, Fair value		60	178
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		129	60
Derivative asset, Notional amount		1,459	654	[1]
Derivative liability, Fair value		46	93
Derivative liability, Notional amount		794	1,127	[1]
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value			25
Derivative asset, Notional amount		446	2,131	[1]
Derivative liability, Fair value		1	73
Derivative liability, Notional amount		42	2,336	[1]
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		438	1,070
Derivative asset, Notional amount		19,984	15,738	[1]
Derivative liability, Notional amount		641	2,081	[1]
Not Designated as Hedging Instrument [Member] | Total Return Swaps and Other Derivative contracts [Member]
Summary of fair value of derivative instruments
Derivative liability, Fair value		13	12
Derivative liability, Notional amount	[1]		2
Other Assets Liabilities [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[1],[2]	567	1,155
Derivative asset, Notional amount	[1],[2]	21,889	18,523
Derivative liability, Fair value	[1],[2]	60	178
Derivative liability, Notional amount	[1],[2]	$ 1,477	$ 5,546

[1]	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
[2]	Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.